Stock Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-Based Compensation (Textual)
Stock-based compensation expenses						$ 235	$ 160
Options Exercisable						618,380
Board of Directors Chairman [Member]
Stock-Based Compensation (Textual)
Stock-based compensation expenses		$ 209
2012 Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Common stock reserved for issuance	560,260			560,260		592,260,000
Number of option granted						30,000,000
Stock options exercisable, description				Stock options generally vest and become exercisable with respect to 100% of the common stock		Stock options generally vest and become exercisable with respect to 100% of the Common Stock.
2012 Equity Incentive Plan [Member] | Minimum [Member]
Stock-Based Compensation (Textual)
Number of shares authorized for issuance						850,000
2012 Equity Incentive Plan [Member] | Maximum [Member]
Stock-Based Compensation (Textual)
Number of shares authorized for issuance						1,200,000
Share-based Payment Arrangement, Option [Member]
Stock-Based Compensation (Textual)
Number of shares authorized for issuance						1,200,000
Number of option granted						72,000	57,000
Number of options Vested						618,380
Number of options unvested						51,620
Vested options, weighted average remaining contractual life						4 years 8 months 12 days
Vested options weighted average exercise price, per share						$ 5.57
Weighted average grant date fair value of stock options granted per shares						$ 1.25	$ 0.39
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Stock-Based Compensation (Textual)
Vesting terms range						4 years 6 months
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Stock-Based Compensation (Textual)
Vesting terms range						9 years
Share-Based Compensation [Member]
Stock-Based Compensation (Textual)
Number of shares authorized for issuance		172,727
Stock-based compensation expenses	$ 9		$ 28	$ 18	$ 71